Loans Troubled Debt Restructurings (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Jul. 02, 2011
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivables, New Accounting Standard, Restructurings, Quantitative Effect of Adoption		$ 93
Financing Receivable, Restructured, Payment Default, Related Allowance Amount	$ 4